COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Rental Payments
2015	$1,369
2016	1,083
2017	507
2018	228
2019	180

Total	$3,367